DERIVATIVE FINANCIAL INSTRUMENT AND HEDGE ACCOUNTING (Details 3) - Fair value hedges [member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
1Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 449,993	$ 297,903
1Year [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		24,100
1Year [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		140,660
1Year [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	449,993	133,143
1Year [Member] | Loans [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,978
1Year [Member] | Investment [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
1Year [Member] | Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	437,015	16,745
1Year [Member] | Demand Deposits [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		133,144
1Year [Member] | Working Capital [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		148,014
1 to 3 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	508,315	1,042,522
1 to 3 Years [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
1 to 3 Years [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	264,226	325,921
1 to 3 Years [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	244,089	716,601
1 to 3 Years [Member] | Loans [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,704	31,464
1 to 3 Years [Member] | Investment [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,320
1 to 3 Years [Member] | Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	488,291	993,535
1 to 3 Years [Member] | Demand Deposits [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		4,127
1 to 3 Years [Member] | Working Capital [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		13,396
3 to 6 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	482,335	189,161
3 to 6 Years [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
3 to 6 Years [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
3 to 6 Years [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	482,335	189,161
3 to 6 Years [Member] | Loans [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	402,977
3 to 6 Years [Member] | Investment [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,629	65,329
3 to 6 Years [Member] | Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	77,729	123,832
3 to 6 Years [Member] | Demand Deposits [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
3 to 6 Years [Member] | Working Capital [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Over Six Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,460,525	767,801
Over Six Years [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Over Six Years [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Over Six Years [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,460,525	767,801
Over Six Years [Member] | Loans [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	320,539	396,508
Over Six Years [Member] | Investment [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	130,518	52,205
Over Six Years [Member] | Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,009,468	319,088
Over Six Years [Member] | Demand Deposits [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Over Six Years [Member] | Working Capital [Member]
Disclosure of detailed information about hedged items [line items]
Notional value